PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Gurantees (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) trust margin	Dec. 31, 2014 USD ($) trust
Maximum potential amount of future payments
Expire Within One Year	$ 198,000,000,000	$ 246,900,000,000
Expire After One Year	203,900,000,000	206,100,000,000
Total amount outstanding	401,900,000,000	453,000,000,000
Carrying value	2,029,000,000	3,146,000,000
Compensation for standard representations and warranties	0
Stated or notional amounts included in the indemnification clauses	0
Liability related to VTNs	$ 0	$ 0
Number of trusts funded by the reinsurer | trust	2	2
Fair value of securities in trusts funded by reinsurer relating to indemnification	$ 6,300,000,000	$ 6,200,000,000
Liability related to long-term care insurance indemnification	0	0
Cash collateral available to reimburse losses realized under guarantees and indemnifications	52,000,000,000	63,000,000,000
Securities and other marketable assets held as collateral, the majority of which collateral is held to reimburse losses realized under securities lending indemnifications	33,000,000,000	59,000,000,000
Letters of credit in favor of the Company held as collateral	4,200,000,000	4,000,000,000
Investment Grade
Maximum potential amount of future payments
Total amount outstanding	127,400,000,000	129,100,000,000
Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	19,600,000,000	19,900,000,000
Not rated
Maximum potential amount of future payments
Total amount outstanding	254,900,000,000	304,000,000,000
Financial standby letters of credit
Maximum potential amount of future payments
Expire Within One Year	23,800,000,000	25,400,000,000
Expire After One Year	73,000,000,000	73,000,000,000
Total amount outstanding	96,800,000,000	98,400,000,000
Carrying value	153,000,000	242,000,000
Financial standby letters of credit | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	69,200,000,000	73,000,000,000
Financial standby letters of credit | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	15,400,000,000	15,900,000,000
Financial standby letters of credit | Not rated
Maximum potential amount of future payments
Total amount outstanding	12,200,000,000	9,500,000,000
Performance guarantees
Maximum potential amount of future payments
Expire Within One Year	7,400,000,000	7,100,000,000
Expire After One Year	4,100,000,000	4,800,000,000
Total amount outstanding	11,500,000,000	11,900,000,000
Carrying value	24,000,000	29,000,000
Performance guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	6,600,000,000	7,300,000,000
Performance guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	4,100,000,000	3,900,000,000
Performance guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	800,000,000	700,000,000
Derivative instruments considered to be guarantees
Maximum potential amount of future payments
Expire Within One Year	3,600,000,000	12,500,000,000
Expire After One Year	74,900,000,000	79,200,000,000
Total amount outstanding	78,500,000,000	91,700,000,000
Carrying value	1,779,000,000	2,806,000,000
Derivative instruments considered to be guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments considered to be guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments considered to be guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	78,500,000,000	91,700,000,000
Loans sold with recourse
Maximum potential amount of future payments
Expire Within One Year	0	0
Expire After One Year	200,000,000	200,000,000
Total amount outstanding	200,000,000	200,000,000
Carrying value	17,000,000	15,000,000
Repurchase reserve for Consumer mortgages representations and warranties	152,000,000	224,000,000
Loans sold with recourse | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Not rated
Maximum potential amount of future payments
Total amount outstanding	200,000,000	200,000,000
Securities lending indemnifications
Maximum potential amount of future payments
Expire Within One Year	79,000,000,000	115,900,000,000
Expire After One Year	0	0
Total amount outstanding	79,000,000,000	115,900,000,000
Carrying value	0	0
Securities lending indemnifications | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Not rated
Maximum potential amount of future payments
Total amount outstanding	79,000,000,000	115,900,000,000
Credit card merchant processing
Maximum potential amount of future payments
Expire Within One Year	84,200,000,000	86,000,000,000
Expire After One Year	0	0
Total amount outstanding	84,200,000,000	86,000,000,000
Carrying value	0	0
Maximum potential contingent liability related to bankcard and private-label merchant processing services	84,000,000,000	86,000,000,000
Credit card merchant processing | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Not rated
Maximum potential amount of future payments
Total amount outstanding	84,200,000,000	86,000,000,000
Custody indemnifications and other
Maximum potential amount of future payments
Expire Within One Year	0	0
Expire After One Year	51,700,000,000	48,900,000,000
Total amount outstanding	51,700,000,000	48,900,000,000
Carrying value	56,000,000	54,000,000
Custody indemnifications and other | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	51,600,000,000	48,800,000,000
Custody indemnifications and other | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	100,000,000	100,000,000
Custody indemnifications and other | Not rated
Maximum potential amount of future payments
Total amount outstanding	$ 0	0
Futures and over-the-counter derivatives clearing
Maximum potential amount of future payments
Number of types of margin | margin	2
Amount of cash initial margin collected and remitted	$ 4,300,000,000	$ 3,200,000,000